UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2016 (Unaudited)

Deutsche Multi-Asset Global Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 39.7%
Deutsche Core Equity Fund "Institutional" (a)	133,740	3,374,260
Deutsche EAFE Equity Index Fund "Institutional" (a)	3,206,752	18,983,971
Deutsche European Equity Fund "Institutional" (a)	379,554	3,579,193
Deutsche Global Growth Fund "Institutional" (a)	387,061	10,853,199
Deutsche Global Small Cap Fund "Institutional" (a)	76,817	2,968,963
Total Equity - Equity Funds (Cost $39,500,426)		39,759,586
Equity - Exchange-Traded Funds 10.5%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF (b)	119,613	3,229,551
iShares Currency Hedged MSCI Japan ETF	63,878	1,768,143
iShares MSCI Pacific ex Japan ETF	59,867	2,457,540
Vanguard FTSE Developed Markets ETF	83,926	3,017,979
Total Equity - Exchange-Traded Funds (Cost $10,147,975)		10,473,213
Fixed Income - Bond Funds 24.9%
Deutsche Core Plus Income Fund "Institutional" (a)	551,664	5,764,893
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	52,524	629,761
Deutsche Enhanced Global Bond Fund "S" (a)	214,464	1,904,441
Deutsche Global High Income Fund "Institutional" (a)	1,019,018	6,745,902
Deutsche Global Inflation Fund "Institutional" (a)	514,212	5,142,118
Deutsche High Income Fund "Institutional" (a)	89,666	416,945
Deutsche U.S. Bond Index Fund "Institutional" (a)	454,294	4,311,254
Total Fixed Income - Bond Funds (Cost $24,896,155)		24,915,314
Fixed Income - Exchange-Traded Funds 11.5%
iShares Core U.S. Aggregate Bond ETF	63,200	6,840,768
VanEck Vectors JPMorgan EM Local Currency Bond ETF	269,697	4,671,152
Total Fixed Income - Exchange-Traded Funds (Cost $12,198,229)		11,511,920
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 3.5%
U.S. Treasury Bills:
0.4% *, 2/9/2017 (c)	114,000	113,903
0.44% *, 12/1/2016 (c)	3,382,000	3,382,000
Total Short-Term U.S. Treasury Obligations (Cost $3,495,885)		3,495,903
	Shares	Value ($)
Fixed Income - Money Market Fund 9.2%
Deutsche Central Cash Management Government Fund, 0.38% (a) (d) (Cost $9,232,869)	9,232,869	9,232,869
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $99,471,539) †	99.3	99,388,805
Other Assets and Liabilities, Net	0.7	695,930
Net Assets	100.0	100,084,735

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $99,813,113. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $424,308. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,094,988 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,519,296.
*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	At November 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
EM: Emerging Markets
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
At November 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

MSCI EAFE Mini Index	USD	12/16/2016	56	4,578,280	(92,256)
S&P 500 E-Mini Index	USD	12/16/2016	30	3,298,200	154,386
Total net unrealized appreciation					62,130

Currency Abbreviation
USD	United States Dollar

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2016 is as follows:

Affiliate	Value ($) at August 31, 2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at November 30, 2016
Deutsche Core Equity Fund	3,269,193	10,066		—	10,066	—	3,374,260
Deutsche Core Plus Income Fund	5,946,616	38,283		—	38,283	—	5,764,893
Deutsche EAFE Equity Index Fund	19,464,983			—		—	18,983,971
Deutsche Enhanced Commodity Strategy Fund	610,721	21,127		—	21,127	—	629,761
Deutsche Enhanced Global Bond Fund	1,984,849	11,535		—	11,535	—	1,904,441
Deutsche European Equity Fund	4,130,566		500,000	(65,148)		—	3,579,193
Deutsche Global Growth Fund	11,131,883					—	10,853,199
Deutsche Global High Income Fund	6,750,611	86,553	—	—	86,529	—	6,745,902
Deutsche Global Inflation Fund	5,270,671			—		—	5,142,118
Deutsche Global Small Cap Fund	2,958,209			—		—	2,968,963
Deutsche High Income Fund	414,903	5,616		—	5,616	—	416,945
Deutsche U.S. Bond Index Fund	4,453,244	30,145		—	30,222	—	4,311,254
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	3,135,057	—		—	—	—	3,229,551
Central Cash Management Government Fund	7,535,255	6,520,059	4,822,445	—	8,326	—	9,232,869
Total	77,056,761	6,723,384	5,322,445	(65,148)	211,704	—	77,137,320

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$39,759,586	$—	$—	$39,759,586
Equity - Exchange-Traded Funds	10,473,213	—	—	10,473,213
Fixed Income - Bond Funds	24,915,314	—	—	24,915,314
Fixed Income - Exchange-Traded Funds	11,511,920	—	—	11,511,920
Short-Term U.S. Treasury Obligations	—	3,495,903	—	3,495,903
Money Market Fund	9,232,869	—	—	9,232,869
Derivatives (e)
Futures Contracts	154,386	—	—	154,386
Total	$96,047,288	$3,495,903	$—	$99,543,191
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(92,256)	$—	$—	$(92,256)
Total	$(92,256)	$—	$—	$(92,256)

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 62,130

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Global Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017